VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2017
vessels under capital leases terminated [Line Items]
vessels under capital leases terminated [Table Text Block]
The following table sets forth certain details of vessel lease terminations in the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

(in thousands of $)
Vessel	Year	Termination agreed	Termination date	Termination (payment)/ receipt	Gain/ (loss) on termination

Front Ardenne	2017	July 2017	August 2017	(4,853)	(5,824)
Front Scilla	2017	May 2017	June 2017	(6,465)	(7,341)
Front Brabant	2017	May 2017	May 2017	(3,578)	(5,021)
Front Century	2017	November 2016	March 2017	(4,110)	20,565
Vessels terminated in 2017				(19,006)	2,379

Front Vanguard	2016	May 2016	July 2016	(293)	89
Vessels terminated in 2016				(293)	89

Front Mindanao	2015	November 2015	December 2015	3,266	—
Vessels terminated in 2015				3,266	—

Schedule of book value of vessels
Movements in the three years ended December 31, 2017 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2014	—	—	—
Acquired upon the Merger	706,219	—	—
Depreciation	—	(11,993)	—
Balance at December 31, 2015	706,219	(11,993)	694,226
Impairment loss	(63,958)	20,478
Lease termination	(34,812)	8,173
Depreciation	—	(87,674)
Balance at December 31, 2016	607,449	(71,016)	536,433
Impairment loss	(187,379)	4,727
Lease termination	(61,075)	23,192
Depreciation	—	(64,200)
Balance at December 31, 2017	358,995	(107,297)	251,698

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases as of December 31, 2017 are payable as follows:

(in thousands of $)
2018	63,960
2019	58,135
2020	51,679
2021	51,255
2022	44,543
Thereafter	115,846
Minimum lease payments	385,418
Less: imputed interest	(86,402)
Present value of obligations under capital leases	299,016